Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 3 Change in Assumptions (Details) - Level 3	12 Months Ended
Dec. 31, 2020 item
Cross currency swaps (CCS) | IRS | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0005
Historical period	1 year
Denominator used in estimating volatility	2
Percentile of movement price distribution	0.95%
Cross currency swaps (CCS) | IRS, TIIE | Most Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	(0.0005)
IRS | IRS 28-day TIIES | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	(0.0005)
Historical period	1 year
Denominator used in estimating volatility	2
Percentile of movement price distribution	0.95%
IRS | CCS USD/Peso | Most Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0005
Historical period	1 year